Operating profit - Breakdown of the restructuring costs by function (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Items have been included in operating profit
Cash	£ 146	£ 168	£ 39
Non-cash restructuring costs	68	1	2
Restructuring costs	214	169	41
Cost of sales
Items have been included in operating profit
Restructuring costs	123	26	19
Selling, general and administration, and other operating expenses
Items have been included in operating profit
Restructuring costs	90	129	25
Research and development
Items have been included in operating profit
Restructuring costs	£ 1	£ 14
Restructuring costs, reversals			£ (3)